Summary of Significant Accounting Policies - Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2022
Transportation equipment
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Useful life of property, plant and equipment	10 years
Bottom of Range | Building
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Useful life of property, plant and equipment	39 years
Bottom of Range | Machinery and equipment
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Useful life of property, plant and equipment	5 years
Bottom of Range | Computer and office equipment
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Useful life of property, plant and equipment	3 years
Top of Range | Building
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Useful life of property, plant and equipment	50 years
Top of Range | Machinery and equipment
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Useful life of property, plant and equipment	15 years
Top of Range | Computer and office equipment
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Useful life of property, plant and equipment	5 years